Other Matters - Sawtooth Joint Venture (Details) - USD ($) $ in Thousands			12 Months Ended			36 Months Ended
	Jul. 10, 2018	Mar. 30, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 30, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Proceeds from sale of business	$ 896,500	$ 212,400	$ 329,780	$ 134,370	$ 343,135
Sawtooth
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Noncontrolling interest, ownership interest percentage		28.50%
Proceeds from sale of business		$ 37,600
Intangible asset additions		$ 21,600
Parent, ownership interest percentage		71.50%
Subsequent Event | Sawtooth
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations
Time period to acquire additional ownership interest						3 years
Additional proceeds to acquire remaining interest						$ 182,400